COMMITMENTS AND CONTINGENCIES	3 Months Ended
Mar. 31, 2014
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

6. COMMITMENTS AND CONTINGENCIES

        On February 28, 2013 Fantex entered into a brand contract with Arian Foster, a professional football player in the National Football League ("NFL") and The Ugly Duck, LLC, a professional services company affiliated with Arian Foster (together, "Arian Foster"). The brand contract entitles Fantex to 20% of the income that Arian Foster receives from and after February 28, 2013 as a result of his activities in the NFL and related fields (the "Acquired Brand Income," or "ABI"), including salary and wages from being a football player, broadcasting or coaching and the use of Arian Foster's name, voice, likeness, biography or talents for purposes of advertising and trade, including without limitation sponsorships, endorsements, merchandising and appearances, subject to certain exceptions.

        As consideration for future ABI under the brand contract, Fantex agreed to pay Arian Foster a one-time cash amount of $10.0 million (less $0.5 million to be held in escrow until six consecutive payments of brand amounts have been timely delivered to Fantex) contingent upon Fantex's ability to obtain financing. Fantex will have no further financial obligations to Arian Foster under the brand contract once this payment is made, other than certain obligations to indemnify Arian Foster. According to the terms of the brand contract, Arian Foster is not obligated to make payments to the Company until the upfront payment is made by the Company; as such there is no currently obligated payment due to Fantex by Arian Foster. Amounts received by Arian Foster subsequent to the signing of the brand contract will be subject to payment to the Company once the upfront payment is made.

        On October 30, 2013 Fantex entered into a brand contract with Vernon Davis, a professional football player in the NFL and The Duke Marketing LLC, a professional services company affiliated with Vernon Davis (together, "Vernon Davis"). The brand contract entitles Fantex to 10% of the income that Vernon Davis receives from and after October 30, 2013 as a result of his activities in the NFL and related fields (the "Acquired Brand Income," or "ABI"), including salary and wages from being a football player, broadcasting or coaching and the use of Vernon Davis' name, voice, likeness, biography or talents for purposes of advertising and trade, including without limitation sponsorships, endorsements, merchandising and appearances, subject to certain exceptions.

        As consideration for future ABI under the brand contract, Fantex agreed to pay Vernon Davis a one-time cash amount of $4.0 million (less $0.2 million to be held in escrow until six consecutive payments of brand amounts have been timely delivered to Fantex) contingent upon Fantex's ability to obtain financing. Fantex will have no further financial obligations to Vernon Davis under the brand contract once this payment is made, other than certain obligations to indemnify Vernon Davis. According to the terms of the brand contract, Vernon Davis is not obligated to make payments to the Company until the upfront payment is made by the Company; as such there is no currently obligated payment due to Fantex by Vernon Davis. Amounts received by Vernon Davis subsequent to the signing of the brand contract will be subject to payment to the Company once the upfront payment is made.